Financial information of the parent company	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Financial information of the parent company

Note 17 –Financial information of the parent company

The Company performed a test on the restricted net assets of its consolidated subsidiaries in accordance with the Securities and Exchange Commission Regulation S-X Rule 5-04 and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

The Company’s subsidiaries and VIEs did not pay any dividends for the periods presented. For the purpose of presenting parent only financial information, the Company records its investment in its subsidiaries and VIEs under the equity method of accounting. Such investments are presented on the separate condensed balance sheets of the Company as “Investment in subsidiaries and VIEs” and the income of the subsidiaries and VIEs is presented as “share of income of subsidiaries and VIEs”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP are not required.

The Company does not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2020 and 2019.

ORIENTAL CULTURE HOLDING LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

PARENT COMPANY BALANCE SHEETS (UNAUDITED)

	December 31,	December 31,
	2020	2019

ASSETS
CURRENT ASSETS
Cash and cash equivalents	$16,613,029	$-

OTHER ASSETS
Escrow	600,000	-
Investment in subsidiaries and VIEs	20,761,600	13,099,272
Total other assets	21,361,600	13,099,272

Total assets	$37,974,629	$13,099,272
LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES
Accounts payable	$2,960,000	$-
Other payables and accrued liabilities	50,918	-
Other payables - intercompany	1,394,465	-
Total current liabilities	4,405,383	-

LIABILITIES	$4,405,383	$-

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Preferred shares, $0.00005 par value, 100,000,000 shares authorized, no shares issued or outstanding as of December 31, 2020 and 2019, respectively	-	-
Ordinary shares, $0.00005 par value, 900,000,000 shares authorized, 30,054,712 and 24,800,000 shares issued*** and 20,444,712 and 15,190,000 shares outstanding as of December 31, 2020 and 2019, respectively*	1,503	1,240
Treasury shares, at cost, 9,610,000 shares as of December 31, 2020 and 2019 **	(481)	(481)
Additional paid-in capital	18,884,992	1,608,045
Statutory reserves	112,347	112,347
Retained earnings	13,647,770	11,599,663
Accumulated other comprehensive income (loss)	923,115	(221,542)
Total shareholders’ equity	33,569,236	13,099,272

Total liabilities and shareholders’ equity	$37,974,619	$13,099,272

*	gives retroactive effect to the re-designation of preferred shares on September 12, 2019.
**	gives retroactive effect to the re-designation of ordinary shares on September 12, 2019 and the 2-for-1 forward share split to authorized, issued and outstanding shares.
***	gives retroactive effect to the surrender of an aggregate of 12.5% of our then outstanding ordinary shares from our existing shareholders at no consideration to the Company as treasury shares on November 8, 2019 and retroactive effect to the second surrender of an aggregate of 30.0% of our then outstanding ordinary shares from our existing shareholders at no consideration to the Company as treasury shares on May 28, 2020.

ORIENTAL CULTURE HOLDING LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

PARENT COMPANY STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (UNAUDITED)

	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
OPERATING EXPENSES:
General and administrative	$(4,452,154)	$-
Total operating expenses	(4,452,154)	-

LOSS FROM OPERATIONS	(4,452,154)	-

OTHER INCOME (EXPENSE)
Finance expense	(17,410)	-
Equity income of subsidiaries	6,517,671	9,087,872
Total other income, net	6,500,261	9,087,872

NET INCOME	2,048,107	9,087,872
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	1,144,657	(132,280)
COMPREHENSIVE INCOME	$3,192,764	$8,955,592

PARENT COMPANY STATEMENTS OF CASH FLOWS (UNAUDITED)

	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$2,048,107	$9,087,872
Adjustments to reconcile net income to cash used in operating activities:
Equity income of subsidiaries and VIEs	(6,517,671)	(9,087,872)
Change in operating assets and liabilities:
Increase in accounts payable	2,960,000	-
Increase in other payables and accrued liabilities	50,918	-
(Decrease) in other payables - intercompany	(18,993)	-
Net cash used in operating activities	(1,477,639)	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from public offerings, net	18,090,668	-
Net cash provided by financing activities	18,090,668	-

CHANGES IN CASH AND CASH EQUIVALENTS	16,613,029	-

CASH AND CASH EQUIVALENTS, beginning of year	-	-

CASH AND CASH EQUIVALENTS, end of year	$16,613,029	$-
NON-CASH INVESTING ACTIVITY
Business acquisition through issuance of ordinary shares	$-	$1,495,505
Proceeds from initial public offering deposited into escrow	$600,000	$-
Proceeds from initial public offerings offset with intercompany payable	$1,413,458	$-